Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Tax on Profit/Loss and Deferred Tax

	2020	2019	2018
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	219	234	394

	219	234	394

Tax for the year can be explained as follows:
Profit/(loss) before tax	(419,174)	(218,250)	(130,491)
Tax at the Danish corporation tax rate of 22%	92,218	48,015	28,708
Tax effect of:
Non-deductible costs	(11,815)	(8,249)	(4,327)
Additional tax deductions	24,564	10,875	4,074
Impact from associate	(1,326)	(1,680)	(2,383)
Other effects including effect of different tax rates	2,673	1,602	143
Deferred tax asset, not recognized	(106,095)	(50,329)	(25,821)

Tax on profit/(loss) for the year	219	234	394

Effective tax rate	(0.05)%	(0.11)%	(0.30)%

	2020	2019	2018
	(EUR’000)
Specification of Deferred Tax Assets
Tax deductible losses	227,234	123,234	74,120
Other temporary differences	7,726	5,631	4,416
Deferred tax asset, not recognized	(234,960)	(128,865)	(78,536)

Total Deferred Tax Assets at December 31	0	0	0